Document and Entity Information	Jun. 14, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001050446
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Jun. 14, 2026
Entity Registrant Name	STRATEGY INC
Entity Incorporation State Country Code	DE
Entity File Number	001-42509
Entity Tax Identification Number	51-0323571
Entity Address, Address Line One	1850 Towers Crescent Plaza
Entity Address, City or Town	Tysons Corner
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(703)
Local Phone Number	848-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M 10.00 Series A Perpetual Strife Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	10.00% Series A Perpetual Strife Preferred Stock, $0.001 par value per share
Trading Symbol	STRF
Security Exchange Name	NASDAQ
Variable Rate Series A Perpetual Stretch Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Variable Rate Series A Perpetual Stretch Preferred Stock, $0.001 par value per share
Trading Symbol	STRC
Security Exchange Name	NASDAQ
M 8.00 Series A Perpetual Strike Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series A Perpetual Strike Preferred Stock, $0.001 par value per share
Trading Symbol	STRK
Security Exchange Name	NASDAQ
M 10.00 Series A Perpetual Stride Preferred Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	10.00% Series A Perpetual Stride Preferred Stock, $0.001 par value per share
Trading Symbol	STRD
Security Exchange Name	NASDAQ
Class 160 A Common Stock 0.001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.001 par value per share
Trading Symbol	MSTR
Security Exchange Name	NASDAQ